INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Raw materials	$ 233,034	$ 222,826
Work-in-process	157,290	139,116
Finished goods	816,271	817,699
Total	1,206,595	1,179,641
Inventory written down	$ 151,957	$ 113,079	$ 7,475